CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 4,162,548	$ 1,971,923
Accounts receivable, net	1,571,226	780,939
Inventory	223,048	39,075
Prepaid expenses and other current assets	1,645,037	80,721
Prepaid income tax	17,806	119,933
License content assets - current	850,263	454,000
Note receivable - current		10,215
Total current assets	8,469,928	3,456,805
Non-current assets
Deposits	34,289	19,831
License content assets - non current	365,360	246,280
Equipment, net	38,936	30,079
Operating lease right-of-use assets	237,094	381,935
Intangible assets, net	702,778	963,111
Note receivable		97,975
Goodwill	1,970,321	583,086
Total non-current assets	3,348,778	2,322,295
Total non-current assets	3,348,778
Total assets	11,818,706	5,779,100
Current liabilities
Accounts payable and accrued liabilities	2,215,905	1,002,706
Payable on acquisition	250,125	250,125
License content liabilities - current	985,000	454,000
Note payable - current	25,714	121,410
Deferred Income	191,331	101,613
Convertible debt related party - current, net	530,226
Convertible debt - current, net		415,704
Lease liability - current	167,101	146,153
Total current liabilities	4,365,403	2,491,711
Non-current liabilities
Convertible debt - related party, less current portion, net	1,619,398	1,239,677
Convertible debt, less current portion, net	1,243,115	177,799
Note payable - non-current	460,924	452,090
Derivative liability	1,058,633
License content liabilities - non current	0	227,000
Lease liability	75,530	242,245
Total non-current liabilities	4,457,600	2,338,811
Total liabilities	8,823,003	4,830,522
Commitments and contingencies (Note 13)
Stockholders' equity (deficit).
Preferred stock	20
Common Stock, $0.0001 par value, 316,666,667 shares authorized, 133,470,018 and 114,320,910 shares issued and outstanding as of September 30, 2021 and September 30, 2020, respectively	13,345	11,432
Common stock subscribed and not yet issued		135,144
Additional paid in capital	69,824,754	36,669,899
Accumulated deficit	(66,842,416)	(35,867,920)
Total stockholders' equity (deficit)	2,995,703	948,578
Total liabilities and stockholders' equity (deficit)	11,818,706	5,779,100
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit).
Preferred stock	$ 20	20
Series A Convertible Preferred Stock [Member]
Stockholders' equity (deficit).
Preferred stock		$ 3